Accounts Receivable - Accounts Receivable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Trade accounts receivable	$ 475,763	$ 21,302
Due from related party
Less: Allowance for doubtful accounts
Accounts Receivable Total	$ 475,763	$ 21,302